SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Rate	[1]	17.00%	17.00%	17.00%
FRANCE
Income Tax Rate		25.00%	25.00%	25.00%
AUSTRALIA
Income Tax Rate		30.00%	30.00%	30.00%
KOREA, REPUBLIC OF
Income Tax Rate		9.90%	9.90%	9.90%
JAPAN
Income Tax Rate		34.00%	34.00%	34.00%
UNITED KINGDOM
Income Tax Rate		25.00%	25.00%	25.00%
SINGAPORE
Income Tax Rate		17.00%	17.00%	17.00%

[1]	Certain operations were conducted out of Singapore. The effect represents the foreign income tax rate differential when compared to Singapore statutory income tax rate for the years ended December 31, 2023, 2024, and 2025.